Significant accounting estimates and critical judgments	12 Months Ended
Dec. 31, 2025
Accounting Estimates And Critical Judgments [Abstract]
Significant accounting estimates and critical judgments
2. Significant accounting estimates and critical judgments
The preparation of the financial statements requires management to make estimates and judgments that affect the reported amounts and disclosures. Estimates and judgments are continuously evaluated and are based on historical experience and other factors, including expectations about future events believed to be reasonable under the circumstances.
Such estimates and assumptions form the basis in making judgments to determine the carrying value of assets and liabilities not readily available from other sources. The resulting accounting estimates will, by definition, seldom equal the actual results. The estimates and assumptions that have higher degree of judgment or complexity, and of items which are more likely to be materially adjusted within the next financial year are discussed below.

2.1.Significant accounting estimates and changes in estimates:
(a)Depreciation
Property, plant and equipment are depreciated over their estimated useful lives. The actual lives of the assets are assessed annually and may vary depending on a number of factors. In reassessing asset lives, factors such as technological innovation, product lifecycles, life-of-mine and maintenance programs are considered. A one-year increase in the assumed asset lives would increase income before income taxes by $9,465 for the year ended December 31, 2025. A one-year decrease in the assumed asset lives would decrease income before income taxes by $11,697 for the year ended December 31, 2025.
(b)Goodwill
Impairment tests of goodwill use the recoverable amounts of CGU that are determined based on value-in-use calculations in Note 12.
(c)Valuation of financial instruments
The valuation of derivative financial instruments is based on the market position provided by the counterparty financial institutions at the reporting date. Further information on financial instruments is provided in Note 8.
(d)Provisions for restoration, environmental and equipment removal obligations
Estimating provisions for restoration, environmental and equipment removal obligations involves inherent uncertainty due to unknown conditions, changing governmental regulations and legal standards regarding the liabilities, the length of the clean-up periods and evolving technologies. The restoration, environmental and equipment removal provisions reflect the information available to management at the time of determination of the liability and are adjusted periodically as remediation efforts progress or as additional technical or legal information becomes available.
The calculation of provisions for restoration, environmental and equipment removal obligations is most sensitive to the following assumptions:
•Current estimated costs;
•Inflation rates; and
•Discount rates.
See Note 20 for further information about provisions for restoration, environmental and equipment removal obligations.
2.2.Critical judgments:
(a)Interest in unconsolidated entities
The Company has an agreement with a Special Purpose Entity (“SPE”) under which trade accounts receivable, originated by certain of the Company’s operating subsidiaries (the “Originators”), are aggregated and sold to the SPE (which was established to house and manage the trade accounts receivable) in exchange for cash and interest-bearing notes receivable. Under the terms of the agreement, the sale of accounts receivable is made on a continuing, fair value, non-recourse basis (as to collectability) at a discount representing the time value of money and risk of collectability, among other factors. The SPE does, however, have recourse against the Company for any 1) voluntary adjustments (e.g., quality allowances, etc.) of customer obligations by the Company or the Originators; 2) corrections of product quantity, pricing (including nominal short-pay auto tolerances), or other billing errors made by the Company or the Originators subsequent to the date of invoice; and 3) customer offsets against receivables sold to the SPE (e.g., back charges and volume rebates). By agreement among the parties, the Company acts as “Servicer” of the accounts receivable sold to the SPE. As Servicer, the Company provides credit administration, billing, collections, cash application and data reporting services. The SPE pays a servicing fee to the Company.

Management determined the most relevant activity of the SPE to be the management of impaired trade accounts receivable within the overall portfolio of trade accounts receivable owned by the SPE, as this activity has the greatest impact on credit losses incurred, and hence, the variability of the SPE’s returns. The entities most exposed to variable returns are (i) the Company which holds the most subordinated interest in the SPE, as well as the third most subordinated interest, and (ii) an unrelated party (the “Control Party”) which holds the second most subordinated interest and retains the right to manage the impaired accounts receivable and substantive rights to replace the Company as servicer of the SPE. As a result, the Company does not consolidate the SPE.
(b)Derecognition of trade accounts receivable transferred to the SPE
As noted in Note 2.2(a) the Company does not consolidate the SPE, but rather sells it qualifying trade accounts receivable originated by certain of the Company’s operating subsidiaries in exchange for cash and interest-bearing notes receivable. As a result of the arrangement, the Company transfers its rights to receive the cash flows from the trade accounts receivable sold to the SPE. Credit losses within the SPE are shared among the lenders to the SPE based on the seniority of their loans to the SPE. Based on the current level of bad debts in the entity and an associated analysis of the risks and rewards of receivables transferred to the SPE, the Company has concluded that it is appropriate to derecognize the receivables at the time of sale.
The Company may incur losses on its notes and miscellaneous receivables due from the SPE if the amount of credit losses on the underlying receivables sold to the SPE exceeds the value of the control party’s note due from the SPE by the amount of $1,801 as of December 31, 2025 ($1,868 as of December 31, 2024).The notes and miscellaneous receivables, net due from the SPE at December 31, 2025 and 2024 are $50,339, and $51,931, respectively (see Note 15), representing the Company’s maximum exposure to loss from its interest in the SPE. During 2025, the Company sold $1,279,671 of trade accounts receivable to the SPE ($1,248,935 in 2024 and $1,181,511 in 2023).

At December 31, 2025, expected credit losses within the SPE were not material, and, if realized, would be allocated first to the Company’s junior subordinated note (which is fully reserved for in the accompanying financial statements) and the Control Party’s intermediate subordinated note.
(c) Determination of lease terms under IFRS 16
Extension options are included in a number of property and equipment leases across the Company. A limited number of leases contain termination options, and these are generally only exercisable by the Company. In determining the lease term, the Company considers all facts and circumstances that create an economic incentive to exercise an extension option. Extension options are only included in the lease term if the lease is reasonably certain to be extended.
In determining the lease term, the Company considers the contractual terms, termination costs and strategic importance of the assets to the operations (in addition to the significance of investments undertaken or planned in connection with leased properties). The reasonably certain assessment is only revised if a material event or a material change in circumstance occurs that is within the control of the Company.
As of December 31, 2025, potential future cash flows of $39,552 (undiscounted) were not included in the lease liability due to it not being reasonably certain that the lease terms would be extended.